Premises and Equipment	12 Months Ended
Dec. 31, 2019
Premises and Equipment
Premises and Equipment

Note 4 - Premises and Equipment

Premises and equipment at December 31, 2019 and 2018 are summarized as follows:

	2019	2018
	(In Thousands)
Premises	$5,003	$5,003
Furniture and equipment	3,452	3,357
	8,455	8,360
Accumulated depreciation and amortization	(6,016)	(5,629)
	$2,439	$2,731

Depreciation and amortization expense was $425,000 and $445,000 for the years ended December 31, 2019 and 2018, respectively.

At December 31, 2019, the Company was obligated under non-cancelable operating leases for existing branches in Penfield, Irondequoit, Webster, and Perinton, New York and for four mortgage-origination offices in Watertown, Pittsford, Greece, and Buffalo, New York. Rent expense under leases totaled $456,000 during 2019 and $457,000 during 2018.

The Company occupies certain banking and mortgage origination offices under noncancelable operating lease agreements which were not reflected on the consolidated balance sheet at December 31, 2018.  Upon adoption of ASC Topic 842, Leases, on January 1, 2019, the Company recorded an asset of $2.3 million and a corresponding liability in the amount of $2.6 million on the consolidated balance sheets, as a result of recognizing operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets.  The Company elected to adopt the transition relief under ASC Topic 842 using the modified retrospective transition method.  All lease agreements are accounted for as operating leases.  The Company has no unamortized initial direct costs related to the establishment of these lease agreements as of January 1, 2019.  The Company has elected the available practical expedients and implemented internal controls and key system functionality to enable the preparation of financial information on adoption.

Leases have remaining lease terms that vary from less than one year up to 12 years, some of which include options to extend the leases for various renewal periods.  All options to renew are included in the current lease term when management believes it is reasonably certain that the renewal options will be exercised.

The components of the lease expense are as follows:

For the year
ended December 31,
(In thousands)	2019
Operating lease cost	$387
Short-term lease cost	69
Total	$456

Supplemental cash flow information related to leases was as follows:

For the year
ended December 31,
(In thousands)	2019
Cash paid for amount included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$387

Supplemental consolidated balance sheet information related to leases was as follows:

(In thousands, except lease term and discount rate)	December 31, 2019
Operating Leases
Operating lease right-of-use assets	$2,123
Operating lease liabilities	$2,322

Weighted Average Remaining Lease Term
Operating Leases	8.6	years

Weighted Average Discount Rate
Operating Leases	3.52%

Maturities of operating lease liabilities were as follows:

Year Ending December 31,
(In thousands)
2020	$318
2021	312
2022	252
2023	194
2024	206
Thereafter	1,040
Total minimum lease payments	$2,322